General information and significant accounting policies (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) item subsidiary	Sep. 30, 2023 USD ($) item subsidiary segment	Dec. 31, 2022 USD ($)	Jun. 17, 2017
Overview
Number of operating segments | segment		1
Numbered of owned vessels in operation	22	22
Number of chartered vessels in operations	4	4
Number of wholly owned subsidiaries | subsidiary	79	79
Estimated scrap value (per lwt) | $		$ 400	$ 300
Average life of scrap value of steel		15 years
Decrease in depreciation expense due to increase in scrap value | $	$ 400,000	$ 700,000
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures		1
Percentage of ownership interest (as a percent)	50.00%	50.00%
e1 Marine LLC
Overview
Number of joint ventures		1
Percentage of ownership interest (as a percent)	33.33%	33.33%		33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%		10.00%